Warrant Plans (Tables)	12 Months Ended
Dec. 31, 2017
Warrant plans
Schedule of summary of warrants outstanding and exercisable per warrant plan

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Warrant plan	date	date	price (€)	2017	year	year	year	year	2017	2017
2002 B	1/31/2005	1/30/2017	6.76	25,000		(25,000)			—	—
2005	7/4/2005	7/3/2018	6.91	90,000		(60,000)			30,000	30,000
2005	12/15/2005	12/14/2018	8.6	12,500		(5,000)			7,500	7,500
2006 BNL	5/4/2007	5/3/2020	9.22	7,500		(7,500)			—	—
2006 BNL	6/28/2007	6/27/2020	8.65	735					735	735
2006 BNL	12/21/2007	12/20/2020	7.12	1,050					1,050	1,050
2007	6/28/2007	6/27/2020	8.65	48,909					48,909	48,909
2007 RMV	10/25/2007	10/24/2020	8.65	37,650		(5,050)			32,600	32,600
2008	6/26/2008	6/25/2021	5.6	79,600		(2,500)			77,100	77,100
2009	4/1/2009	3/31/2017	5.87	7,500		(7,500)			—	—
2010	4/27/2010	4/26/2018	11.55	53,000		(10,500)			42,500	42,500
2011	5/23/2011	5/22/2019	9.95	59,100		(6,600)			52,500	52,500
2012	9/3/2012	9/2/2020	14.19	247,160		(37,270)			209,890	209,890
2013	5/16/2013	5/15/2021	19.38	432,240		(171,280)		(400)	260,560	260,560
2013 (B)	9/18/2013	9/17/2021	15.18	30,000		(30,000)			—	—
2014	7/25/2014	7/24/2022	14.54	536,660					536,660
2014 (B)	10/14/2014	10/13/2022	11.93	150,000					150,000
2015	4/30/2015	4/29/2023	28.75	517,053					517,053
2015 (B)	12/22/2015	12/21/2023	49.00	399,000					399,000
2015 RMV	12/22/2015	12/21/2023	49.00	97,500					97,500
2016	6/1/2016	5/31/2024	46.10	514,250					514,250
2016 RMV	6/1/2016	5/31/2024	46.10	120,000					120,000
2016 (B)	1/20/2017	1/19/2025	62.50		150,000				150,000
2017	5/17/2017	5/16/2025	80.57		595,500				595,500
2017 RMV	5/17/2017	5/16/2025	80.57		127,500				127,500
Total				3,466,407	873,000	(368,200)	—	(400)	3,970,807	763,344

Schedule of summary of warrants outstanding and exercisable

		Weighted
		average
		exercise
	Warrants	price (Euro)
Outstanding on January 1, 2015	3,590,853	€12.1
Exercisable on December 31, 2014	1,355,213

Granted during the period	532,053
Forfeited during the year	(72,500)
Exercised during the period	(1,244,714)
Expired during the year	—
Outstanding on December 31, 2015	2,805,692	€16.2
Exercisable on December 31, 2015	720,749

Granted during the period	1,130,750
Forfeited during the year	(48,500)
Exercised during the period	(419,035)
Expired during the year	(2,500)
Outstanding on December 31, 2016	3,466,407	€27.1
Exercisable on December 31, 2016	669,704

Granted during the period	873,000
Forfeited during the year	—
Exercised during the period	(368,200)
Expired during the year	(400)
Outstanding on December 31, 2017	3,970,807	€39.3
Exercisable on December 31, 2017	763,344

Schedule of summary of warrants outstanding by category

	2017	2017 RMV	2016 (B)	2016	2016 RMV	2015 (B)	2015 RMV	2015
	May 17	May 17	January 20	June 1	June 1	December 22	December 22	April 30
Exercise Price	€80.57	€80.57	€62.50	€46.10	€46.10	€49.00	€49.00	€28.75
Share price at acceptance date	€68.67	€68.67	€75.18	€48.71	€47.63	€39.85	€39.78	€46.09
Fair value on the acceptance date	€26.85	€26.80	€37.27	€21.95	€21.16	€15.41	€15.39	€26.05
Estimated volatility (%)	40.06	40.08	40.33	40.69	40.69	41.10	41.08	39.20
Time to expiration (years)	8	8	8	8	8	8	8	8
Risk free rate (%)	0.33	0.29	0.51	—	—	0.24	0.28	0.39
Expected dividends	None	None	None	None	None	None	None	None

Overview of outstanding warrants

	December 31,
	2017	2016	2015
	(in number of warrants)
Non-executive directors	216,060	165,240	115,730
Executive team	2,039,374	1,676,874	1,376,874
Other	1,715,373	1,624,293	1,313,088
Total warrants outstanding	3,970,807	3,466,407	2,805,692